LOANS, Bank Loans and Other Loans (Details)		12 Months Ended
		Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2025 USD ($)
Bank Loans and Other Loans [Abstract]
Interest rate		6.50%			6.50%
Expiration date		November 30, 2029
Proceeds from loans		$ 887,256,557,000	$ 770,027,997,000	$ 102,393,769,000
Bank Loans [Member]
Bank Loans and Other Loans [Abstract]
Loans secured by time deposits included current financial assets amortized cost		202,495,583
Proceeds from loans		181,595,570
Repayments of loans		$ 582,140
Bank Loans [Member] | Telcosur [Member] | January 26, 2026 [Member]
Bank Loans and Other Loans [Abstract]
Original currency		US$
Other financial liabilities					$ 35,782,000
Interest rate		5.75%			5.75%
Expiration date	[1]	January 26, 2026
Bank Loans [Member] | TGS [Member] | Between January 2026 and November 2028 [Member]
Bank Loans and Other Loans [Abstract]
Original currency		US$
Other financial liabilities					$ 215,864,850
Interest rate		6.43%			6.43%
Expiration date		Between January 2026 and November 2028
Other Loans [Member] | TGS [Member] | January 2029 [Member]
Bank Loans and Other Loans [Abstract]
Original currency		US$
Other financial liabilities					$ 4,990,826
Interest rate		8.50%			8.50%
Expiration date		January 2029

[1]	See Note 26 - Subsequent events.